Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations assets and liabilities
	As of December 31,
	2021	2022
Assets
Current assets
Cash	101,403	61,851
Accounts receivable, net of allowance for doubtful accounts	14,851	-
Amounts due from related parties	12,464	-
Prepaid expenses and other current assets	6,046	3,964
Total current assets	134,764	65,815
Non-current assets
Property and equipment, net	20,467	10,184
Intangible assets, net	41,605	1
Goodwill	120,648	-
Deferred tax assets	14,809	825
Other non-current assets	451	-
Total non-current assets	197,980	11,010
Total assets	332,744	76,825

	As of December 31,
	2021	2022
Liabilities
Current liabilities
Contract liabilities	88,393	49,862
Accounts payable	17,584	12,898
Income tax payables	4,318	269
Deferred revenue	7,833	-
Amounts due to related parties respectively	1,850	-
Accrued expenses and other payables	98,311	41,612
Total current liabilities	218,289	104,641
Non-current liability
Deferred tax liabilities	13,510	-
Deferred revenue	10,393	-
Total liabilities	242,192	104,641

Schedule of discontinued operations revenues
	Years Ended December 31,
	2020	2021	2022
Revenues	139,589	169,541	91,457
Cost of revenues	(122,879)	(152,656)	(95,335)
Gross profit/(loss)	16,710	16,885	(3,878)
Operating expenses and income
Selling and marketing expenses	(1,226)	(1,371)	(135)
General and administrative expenses	(16,991)	(39,504)	(11,899)
Government grants	4,908	4,468	1,000
Income (loss) from operations	3,401	(19,522)	(14,912)
Other income (expenses):
Interest income	31	-	-
Others, net	(43)	(20)	(64)
Income (loss) from discontinued operations before income tax	3,389	(19,542)	(14,976)
Income tax expenses	(1,370)	14,454	-
Income (loss) from discontinued operation before non-controlling interest	2,019	(5,088)	(14,976)
Gain on disposal of discontinued - operations	-	-	7,285
Less: Net loss attributable to non-controlling interests	-	-	-
Income (loss) from discontinued operations	2,019	(5,088)	(7,691)